Tax (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of income tax [Abstract]
Schedule of Tax Charges

	2024 £m	2023 £m	2022 £m
UK corporation tax:
Current tax on profit for the year	(1,181)	(1,307)	(1,050)
Adjustments in respect of prior years	(2)	87	110
	(1,183)	(1,220)	(940)
Foreign tax:
Current tax on profit for the year	(41)	(44)	(20)
Adjustments in respect of prior years	2	2	(12)
	(39)	(42)	(32)
Current tax expense	(1,222)	(1,262)	(972)
Deferred tax:
Current year	(41)	(559)	(498)
Adjustments in respect of prior years	61	(28)	170
Deferred tax credit (expense)	20	(587)	(328)
Tax expense	(1,202)	(1,849)	(1,300)

Schedule of Reconciliation of the Charge Resulting from Applying the Standard UK Corporation Tax Rate	An explanation of the relationship between tax expense and
accounting profit is set out below.

	2024 £m	2023 £m	2022 £m
Profit before tax	4,688	7,056	6,094
UK corporation tax thereon	(1,172)	(1,658)	(1,158)
Impact of surcharge on banking profits	(145)	(290)	(340)
Non-deductible costs: conduct charges	(27)	(30)	(5)
Non-deductible costs: bank levy	(32)	(31)	(25)
Other non-deductible costs	(32)	(53)	(58)
Non-taxable income	52	14	48
Tax relief on coupons on other equity instruments	91	78	46
Tax-exempt gains on disposals	5	71	–
Remeasurement of deferred tax due to rate changes	–	(8)	(21)
Differences in overseas tax rates	(3)	(3)	(55)
Adjustments in respect of prior years	61	61	268
Tax expense	(1,202)	(1,849)	(1,300)
The Group’s deferred tax assets and liabilities are as follows:

Statutory position	2024 £m	2023 £m	Tax disclosure	2024 £m	2023 £m
Deferred tax assets	4,785	4,636	Deferred tax assets	6,599	6,863
Deferred tax liabilities	(125)	(157)	Deferred tax liabilities	(1,939)	(2,384)
Net deferred tax asset at 31 December	4,660	4,479	Net deferred tax asset at 31 December	4,660	4,479

Schedule of Movements in Deferred Tax Liabilities and Assets	Movements in deferred tax assets and liabilities (before taking into consideration the offsetting of balances within the same taxing jurisdiction)
can be summarised as follows:

Deferred tax assets	Tax losses £m	Property, plant and equipment £m	Provisions £m	Share-based payments £m	Asset revaluations[1] £m	Pension liabilities £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2023	5,014	523	259	14	8	47	2,024	110	7,999
(Charge) credit to the income statement	(267)	(253)	(40)	12	73	–	29	(36)	(482)
Charge to other comprehensive income	–	–		–	(26)	–	(628)	–	(654)
At 31 December 2023	4,747	270	219	26	55	47	1,425	74	6,863
(Charge) credit to the income statement	(132)	(75)	(21)	(1)	45	(8)	(41)	(6)	(239)
(Charge) credit to other comprehensive income	–	–	–	–	(30)	–	5	–	(25)
At 31 December 2024	4,615	195	198	25	70	39	1,389	68	6,599

Deferred tax liabilities			Capitalised software enhancements £m		Acquisition fair value £m	Pension assets £m	Derivatives £m	Other temporary differences £m	Total £m
At 1 January 2023				(158)	(323)	(1,019)	(470)	(380)	(2,350)
Credit (charge) to the income statement				69	35	(5)	(213)	9	(105)
Credit to other comprehensive income				–	–	53	–	66	119
Acquisitions				–	(58)	–	–	–	(58)
Exchange and other adjustments				–	–	–	–	10	10
At 31 December 2023				(89)	(346)	(971)	(683)	(295)	(2,384)
(Charge) credit to the income statement				(31)	123	2	150	15	259
Credit to other comprehensive income				–	–	155	–	22	177
Exchange and other adjustments				–	–	–	–	9	9
At 31 December 2024				(120)	(223)	(814)	(533)	(249)	(1,939)
1Financial assets at fair value through other comprehensive income.